Financial Instruments and Risk Management (Effect of Derivative Instruments On The Consolidated Statements Of Operations Derivatives in Net Investment Hedging Relationships) (Details) (Net Investment Hedging Relationships, USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)	$ 0	$ 0	$ (11,596)
Foreign currency borrowings
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)	$ 0	$ 0	$ (11,596)